U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

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1.	Name and address of issuer:
Midland National Separate Account C
One Sammons Plaza
Sioux Falls, SD 57193

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2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[X]

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3.	Investment Company Act File Number: 811-7772

	Securities Act File Number:	333-108437
with this separate account.

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4(a).	Last day of fiscal year for which this Form is filed: December 31, 2009

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4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).	Check box if this is the last time the issuer will be filing this Form.

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5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the			$108,821,270
		fiscal year pursuant to section 24(f):

	(ii)	Aggregate price of securities redeemed or	$64,138,819
		repurchased during the fiscal year:

	(iii)	Aggregate price of shares redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable	$	_
		to the Commission:

	(iv)	Total available redemption credits [add items 5(ii)
		and 5(iii)]:			-$64,138,819

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv)			$44,682,451
		[subtract Item 5(iv) from Item 5(i)]:

	(vi)	Redemption credits available for use in future	$
		years -- if Item 5(i) is less than Item 5(iv) [subtract
		Item 5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			x0.0000713
	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter A0" if no fee is due):		=	$3,185.86

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6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,
1997, then report the amount of securities (number of shares or other units) deducted here:
_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.
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7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer fiscal year
(see Instruction D):
		+$	_
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8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

= $3,185.86*
*The fee is paid on the filing for 33-64016 as filed on March 9, 2010, Accession No. 0001076981-10-000035.
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9.	Date the registration fee and any interest payment was sent to the Commissions lockbox
	depository:	March 9, 2010
Method of Delivery:
	X	Wire Transfer
	q	Mail or other means
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SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/___________________________
Terri Silvius
Assistant Vice President – Variable Compliance &
38a-1 Chief Compliance Officer
Date 03/10/2010
*Please print the name and title of the signing officer below the signature.